                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04015

                         EATON VANCE MUTUAL FUNDS TRUST
               (Exact Name of Registrant as Specified in Charter)

     THE EATON VANCE BUILDING, 255 STATE STREET, BOSTON, MASSACHUSETTS 02109
     -----------------------------------------------------------------------
                    (Address of principal Executive Offices)

                                 Alan R. Dynner
     THE EATON VANCE BUILDING, 255 STATE STREET, BOSTON, MASSACHUSETTS 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                OCTOBER 31, 2003
                                ----------------
                             Date of Fiscal Year End

                                 APRIL 30, 2003
                                 --------------
                            Date of Reporting Period

--------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS

[EATON VANCE LOGO]

[PHOTO OF TAX FORM]

SEMIANNUAL REPORT APRIL 30, 2003

[PHOTO OF NYSE FLAG]

EATON VANCE TAX-MANAGED SMALL-CAP GROWTH FUND 1.2

[PHOTO OF TAX FORM]

                      IMPORTANT NOTICE REGARDING DELIVERY
                           OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

EATON VANCE TAX-MANAGED SMALL-CAP GROWTH FUND 1.2      AS OF APRIL 30, 2003

INVESTMENT UPDATE

MANAGEMENT DISCUSSION

[PHOTO OF DUNCAN W. RICHARDSON]
Duncan W. Richardson
Chief Equity Investment Officer

- Over the past six months, equity markets enjoyed significant rallies from the October lows, helped by many factors, including the quick resolution in Iraq, strong consumer confidence numbers, low interest rates, and improving earnings quality and profitability results. Volatility remained high during the period, and momentum continued to favor small-capitalization emerging growth stocks, particularly in growth industries. The Fund performed well during the period, only slightly trailing the S&P SmallCap 600 Index, which had a total return of 3.54%.(1)

- The best performing stocks held by the Portfolio were found in the industrial, consumer staples, and consumer discretionary sectors. The Portfolio's selections in the commercial services, communication equipment, and health care equipment markets were particularly productive. Management correctly emphasized the information technology sector, the strongest performing sector of the S&P SmallCap 600 Index;(1) however, sub-par selection in the electronic equipment and semiconductor industries slightly detracted from returns. We remained cautious on telecommunication stocks, a decision driven by the sector's continued lack of earnings visibility. On the other hand, favorable demographic trends and technological advances in health care prompted management to increase the Portfolio's allocation to biotechnology and pharmaceutical stocks.

- Our fundamental research will continue to be the key driver of future returns. We will work to monitor Portfolio risks and to broadly diversify positions across many sectors and industries, focusing on companies that we expect to demonstrate strong earnings growth. We will continue to attempt to advantageously use market volatility in building a Portfolio of solid long-term investments. We believe our long-term oriented strategy, tax-management techniques, and fundamental analysis can result in competitive returns for our shareholders.

- We are pleased to announce that Toni Shimura has been named portfolio manager of Tax-Managed Small-Cap Growth Portfolio. Ms. Shimura has been employed by Eaton Vance as a small-cap stock analyst since January 2003 and is a Vice President of Eaton Vance Management and Boston Management and Research. Prior to joining Eaton Vance, Ms. Shimura was a Senior Vice President and portfolio manager with Massachusetts Financial Services Company from 1993-2002.

THE FUND

     The Past Six Months

- During the six months ended April 30, 2003, the Fund's Class A shares had a total return of 3.06%, the result of an increase in net asset value (NAV) to $6.39 on April 30, 2003, from $6.20 on October 31, 2002.(2)

- The Fund's Class B shares had a total return of 2.78% during the same period, the result of an increase in NAV to $6.29 from $6.12.(2)

- The Fund's Class C shares had a total return of 2.78% during the same period, the result of an increase in NAV to $6.29 from $6.12.(2)

THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE INVESTMENT ADVISER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FUND.

FUND INFORMATION
as of April 30, 2003

PERFORMANCE(3)        CLASS A   CLASS B   CLASS C
---------------------------------------------------
Average Annual Total Returns (at net asset value)
One Year              -22.45%   -23.01%   -23.10%
Life of Fund+         -18.65    -19.24    -19.24

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year              -26.89%   -26.86%   -23.87%
Life of Fund+         -20.84    -20.74    -19.24

+ Inception Dates - Class A: 3/02/01; Class B: 3/02/01; Class C:3/02/01

TEN LARGEST HOLDINGS(4) By total net assets

The McClatchy Co.                                   1.8%
Entercom Communications Corp.                       1.7
The Corporate Executive Board Co.                   1.7
Applebee's International, Inc.                      1.6
Career Education Corp.                              1.5
Respironics, Inc.                                   1.5
American Italian Pasta Co., Class A                 1.5
99 Cents Only Stores                                1.4
Varian Semiconductor Equipment Associates, Inc.     1.4
Stericycle, Inc.                                    1.4


(1)  It is not possible to invest directly in an Index.

(2) These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares and Class C shares.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC.

(4) Ten largest holdings accounted for 15.5% of the Portfolio's net assets. Holdings are subject to change.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, will be worth more or less than their original cost.

  MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT
      TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

EATON VANCE TAX-MANAGED SMALL-CAP GROWTH FUND 1.2      AS OF APRIL 30, 2003

PERFORMANCE

The tables below set forth the pre-tax and after-tax performance for the Fund. After-tax performance reflects the impact of federal income taxes on Fund distributions of dividends and capital gains, as well as capital gains taxes on the sale of Fund shares, while pre-tax performance does not. Because the objective of the Fund is to provide long-term, after-tax returns to shareholders, it is important for investors to know the effect of taxes on the Fund's return.

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIOD ENDED APRIL 30, 2003)

RETURNS AT NET ASSET VALUE (NAV) (CLASS A)

                                          ONE YEAR   LIFE OF FUND
Return Before Taxes                        -22.45%     -18.65%
Return After Taxes on Distributions        -22.45%     -18.65%
Return After Taxes on Distributions        -14.59%     -14.53%
and Sale of Fund Shares

RETURNS AT PUBLIC OFFERING PRICE (POP) (CLASS A)

                                          ONE YEAR   LIFE OF FUND
Return Before Taxes                        -26.89%     -20.84%
Return After Taxes on Distributions        -26.89%     -20.84%
Return After Taxes on Distributions        -17.48%     -16.18%
and Sale of Fund Shares

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIOD ENDED APRIL 30, 2003)

RETURNS AT NET ASSET VALUE (NAV) (CLASS B)

                                          ONE YEAR   LIFE OF FUND
Return Before Taxes                        -23.01%     -19.24%
Return After Taxes on Distributions        -23.01%     -19.24%
Return After Taxes on Distributions        -14.96%     -14.98%
and Sale of Fund Shares

RETURNS AT PUBLIC OFFERING PRICE (POP) (CLASS B)

                                          ONE YEAR   LIFE OF FUND
Return Before Taxes                        -26.86%     -20.74%
Return After Taxes on Distributions        -26.86%     -20.74%
Return After Taxes on Distributions        -17.46%     -16.11%
and Sale of Fund Shares

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIOD ENDED APRIL 30, 2003)

RETURNS AT NET ASSET VALUE (NAV) (CLASS C)

                                          ONE YEAR   LIFE OF FUND
Return Before Taxes                        -23.10%     -19.24%
Return After Taxes on Distributions        -23.10%     -19.24%
Return After Taxes on Distributions        -15.02%     -14.98%
and Sale of Fund Shares

RETURNS AT PUBLIC OFFERING PRICE (POP) (CLASS C)

                                          ONE YEAR   LIFE OF FUND
Return Before Taxes                        -23.87%     -19.24%
Return After Taxes on Distributions        -23.87%     -19.24%
Return After Taxes on Distributions        -15.52%     -14.98%
and Sale of Fund Shares

Class A, Class B, and Class C commenced operations on 3/2/01. Returns at Public Offering Price (POP) reflect the deduction of the maximum sales charge, while returns at Net Asset Value (NAV) do not.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no distributions were paid during that period, or because the taxable portion of distributions made during the period was insignificant. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of realized losses on the sale of Fund shares.

Past performance (both before and after taxes)is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be different.

EATON VANCE TAX-MANAGED SMALL-CAP GROWTH FUND 1. 2 AS OF APRIL 30, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2003
Assets
------------------------------------------------------
Investment in Tax-Managed Small-Cap
   Growth Portfolio (Portfolio), at
   value
   (identified cost, $31,807,262)         $ 34,644,384
Receivable for Fund shares sold                 52,666
Receivable from affiliate                       54,034
------------------------------------------------------
TOTAL ASSETS                              $ 34,751,084
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for Fund shares redeemed          $    112,894
Payable to affiliate for distribution
   and service fees                              6,326
Payable to affiliate for Trustees' fees             16
Accrued expenses                                39,165
------------------------------------------------------
TOTAL LIABILITIES                         $    158,401
------------------------------------------------------
NET ASSETS                                $ 34,592,683
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Paid-in capital                           $ 49,543,941
Accumulated net realized loss from
   Portfolio
   (computed on the basis of identified
   cost)                                   (17,428,849)
Accumulated net investment loss               (359,531)
Net unrealized appreciation from
   Portfolio
   (computed on the basis of identified
   cost)                                     2,837,122
------------------------------------------------------
TOTAL                                     $ 34,592,683
------------------------------------------------------
Class A Shares
------------------------------------------------------
NET ASSETS                                $ 13,001,497
SHARES OUTSTANDING                           2,034,339
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       6.39
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $6.39)       $       6.78
------------------------------------------------------
Class B Shares
------------------------------------------------------
NET ASSETS                                $  9,874,114
SHARES OUTSTANDING                           1,570,233
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       6.29
------------------------------------------------------
Class C Shares
------------------------------------------------------
NET ASSETS                                $ 11,717,072
SHARES OUTSTANDING                           1,863,354
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       6.29
------------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
APRIL 30, 2003
Investment Income
-----------------------------------------------------
Dividends allocated from Portfolio        $    20,257
Interest allocated from Portfolio              14,849
Expenses allocated from Portfolio            (127,610)
-----------------------------------------------------
NET INVESTMENT LOSS FROM PORTFOLIO        $   (92,504)
-----------------------------------------------------

Expenses
-----------------------------------------------------
Administration fee                        $    25,744
Trustees' fees and expenses                        91
Distribution and service fees
   Class A                                     16,114
   Class B                                     45,521
   Class C                                     57,884
   Class D                                      3,676
Transfer and dividend disbursing agent
   fees                                        53,633
Registration fees                              36,808
Custodian fee                                   9,217
Legal and accounting services                   7,473
Printing and postage                            4,054
Miscellaneous                                   3,216
-----------------------------------------------------
TOTAL EXPENSES                            $   263,431
-----------------------------------------------------
Deduct --
   Preliminary allocation of expenses to
      affiliate                           $    54,969
-----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $    54,969
-----------------------------------------------------

NET EXPENSES                              $   208,462
-----------------------------------------------------

NET INVESTMENT LOSS                       $  (300,966)
-----------------------------------------------------

Realized and Unrealized
Gain (Loss) from Portfolio
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(1,455,707)
-----------------------------------------------------
NET REALIZED LOSS                         $(1,455,707)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 2,690,576
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 2,690,576
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $ 1,234,869
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $   933,903
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED SMALL-CAP GROWTH FUND 1. 2 AS OF APRIL 30, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       APRIL 30, 2003    YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       OCTOBER 31, 2002
----------------------------------------------------------------------------
From operations --
   Net investment loss                    $       (300,966) $       (665,851)
   Net realized loss                            (1,455,707)      (14,344,922)
   Net change in unrealized
      appreciation (depreciation)                2,690,576         2,077,900
----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $        933,903  $    (12,932,873)
----------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $      1,876,247  $     16,169,495
      Class B                                    1,825,348         8,727,914
      Class C                                    1,477,644        11,621,529
      Class D                                       92,732           766,547
      Class I                                          400             4,566
   Cost of shares redeemed
      Class A                                   (3,012,738)       (7,114,914)
      Class B                                   (1,782,748)       (2,894,382)
      Class C                                   (2,214,097)       (4,702,921)
      Class D                                     (876,923)         (254,139)
      Class I                                       (7,361)           (2,077)
----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS           $     (2,621,496) $     22,321,618
----------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $     (1,687,593) $      9,388,745
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of period                    $     36,280,276  $     26,891,531
----------------------------------------------------------------------------
AT END OF PERIOD                          $     34,592,683  $     36,280,276
----------------------------------------------------------------------------

Accumulated net
investment loss included
in net assets
----------------------------------------------------------------------------
AT END OF PERIOD                          $       (359,531) $        (58,565)
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED SMALL-CAP GROWTH FUND 1. 2 AS OF APRIL 30, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                    CLASS A
                                  -------------------------------------------
                                  SIX MONTHS ENDED    YEAR ENDED OCTOBER 31,
                                  APRIL 30, 2003      -----------------------
                                  (UNAUDITED)           2002        2001(2)
-----------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 6.200         $ 8.010       $10.000
-----------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------
Net investment loss(1)                $(0.039)        $(0.087)      $(0.066)
Net realized and unrealized
   gain (loss)                          0.229          (1.723)       (1.924)
-----------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 0.190         $(1.810)      $(1.990)
-----------------------------------------------------------------------------
NET ASSET VALUE -- END OF
   PERIOD                             $ 6.390         $ 6.200       $ 8.010
-----------------------------------------------------------------------------
TOTAL RETURN(3)                          3.06%         (22.60)%      (19.90)%
-----------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+
-----------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $13,001         $13,750       $ 9,419
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                       1.49%(5)        1.39%         1.35%(5)
   Net expenses after
      custodian fee
      reduction(4)                       1.49%(5)        1.39%         1.33%(5)
   Net investment loss                  (1.29)%(5)      (1.15)%       (1.13)%(5)
Portfolio Turnover of the
   Portfolio                               61%            131%           38%
-----------------------------------------------------------------------------
+  The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such action not been taken, the net investment loss per share and the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                           1.81%(5)        1.66%         2.35%(5)
   Expenses after custodian
      fee reduction(4)                   1.81%(5)        1.66%         2.33%(5)
   Net investment loss                  (1.61)%(5)      (1.42)%       (2.13)%(5)
Net investment loss per share         $(0.049)        $(0.107)      $(0.124)
-----------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) For the period from the start of business, March 2, 2001, to October 31, 2001.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED SMALL-CAP GROWTH FUND 1. 2 AS OF APRIL 30, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                    CLASS B
                                  -------------------------------------------
                                  SIX MONTHS ENDED    YEAR ENDED OCTOBER 31,
                                  APRIL 30, 2003      -----------------------
                                  (UNAUDITED)           2002        2001(2)
-----------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 6.120         $ 7.970       $10.000
-----------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------
Net investment loss(1)                $(0.061)        $(0.142)      $(0.110)
Net realized and unrealized
   gain (loss)                          0.231          (1.708)       (1.920)
-----------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 0.170         $(1.850)      $(2.030)
-----------------------------------------------------------------------------
NET ASSET VALUE -- END OF
   PERIOD                             $ 6.290         $ 6.120       $ 7.970
-----------------------------------------------------------------------------
TOTAL RETURN(3)                          2.78%         (23.21)%      (20.30)%
-----------------------------------------------------------------------------

Ratios/Supplemental Data+
-----------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $ 9,874         $ 9,550       $ 7,125
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                       2.24%(5)        2.14%         2.10%(5)
   Net expenses after
      custodian fee
      reduction(4)                       2.24%(5)        2.14%         2.08%(5)
   Net investment loss                  (2.04)%(5)      (1.90)%       (1.89)%(5)
Portfolio Turnover of the
   Portfolio                               61%            131%           38%
-----------------------------------------------------------------------------
+  The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such action not been taken, the net investment loss per share and the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                           2.56%(5)        2.41%         3.10%(5)
   Expenses after custodian
      fee reduction(4)                   2.56%(5)        2.41%         3.08%(5)
   Net investment loss                  (2.36)%(5)      (2.17)%       (2.89)%(5)
Net investment loss per share         $(0.071)        $(0.162)      $(0.168)
-----------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) For the period from the start of business, March 2, 2001, to October 31, 2001.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED SMALL-CAP GROWTH FUND 1. 2 AS OF APRIL 30, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                    CLASS C
                                  -------------------------------------------
                                  SIX MONTHS ENDED    YEAR ENDED OCTOBER 31,
                                  APRIL 30, 2003      -----------------------
                                  (UNAUDITED)           2002        2001(2)
-----------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 6.120         $ 7.980       $10.000
-----------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------
Net investment loss(1)                $(0.062)        $(0.143)      $(0.111)
Net realized and unrealized
   gain (loss)                          0.232          (1.717)       (1.909)
-----------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 0.170         $(1.860)      $(2.020)
-----------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 6.290         $ 6.120       $ 7.980
-----------------------------------------------------------------------------

TOTAL RETURN(3)                          2.78%         (23.31)%      (20.20)%
-----------------------------------------------------------------------------

Ratios/Supplemental Data+
-----------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $11,717         $12,152       $ 9,747
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                       2.24%(5)        2.14%         2.10%(5)
   Net expenses after
      custodian fee
      reduction(4)                       2.24%(5)        2.14%         2.08%(5)
   Net investment loss                  (2.04)%(5)      (1.90)%       (1.88)%(5)
Portfolio Turnover of the
   Portfolio                               61%            131%           38%
-----------------------------------------------------------------------------
+  The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such action not been taken, the net investment loss per share and the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                           2.56%(5)        2.41%         3.10%(5)
   Expenses after custodian
      fee reduction(4)                   2.56%(5)        2.41%         3.08%(5)
   Net investment loss                  (2.36)%(5)      (2.17)%       (2.88)%(5)
Net investment loss per share         $(0.071)        $(0.163)      $(0.170)
-----------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) For the period from the start of business, March 2, 2001, to October 31, 2001.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED SMALL-CAP GROWTH FUND 1. 2 AS OF APRIL 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Tax-Managed Small-Cap Growth Fund 1.2 (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see
   Note 6). Class B shares held for eight years will automatically convert to Class A shares. The Fund previously offered Class D and Class I shares. Such offerings were discontinued during the six months ended April 30, 2003. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests of the Tax-Managed Small-Cap Growth Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (17.8% at April 30, 2003). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

 C Expenses -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

 D Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2002, the Fund, for federal income tax purposes, had a capital loss carryover of $13,427,188 which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on October 31, 2009 ($1,523,099) and October 31, 2010 ($11,904,089).

 E Other -- Investment transactions are accounted for on a trade-date basis.
   Dividends to shareholders are recorded on the ex-dividend date.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 G Interim Financial Statements -- The interim financial statements relating to
   April 30, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

EATON VANCE TAX-MANAGED SMALL-CAP GROWTH FUND 1. 2 AS OF APRIL 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

2 Distributions to Shareholders
-------------------------------------------
   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income, if any, and at least one distribution annually of all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are paid in the form of additional shares of the Fund, or at the election of the shareholder, in cash. Shareholders may reinvest all distributions in additional shares of the Fund at the net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                SIX MONTHS ENDED
                                                 APRIL 30, 2003          YEAR ENDED
    CLASS A                                       (UNAUDITED)         OCTOBER 31, 2002
    ------------------------------------------------------------------------------------
    Sales                                               302,228             1,976,197
    Redemptions                                        (486,267)             (934,096)
    ------------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                            (184,039)            1,042,101
    ------------------------------------------------------------------------------------

                                                SIX MONTHS ENDED
                                                 APRIL 30, 2003          YEAR ENDED
    CLASS B                                       (UNAUDITED)         OCTOBER 31, 2002
    ------------------------------------------------------------------------------------
    Sales                                               302,436             1,058,735
    Redemptions                                        (292,798)             (391,667)
    ------------------------------------------------------------------------------------
    NET INCREASE                                          9,638               667,068
    ------------------------------------------------------------------------------------

                                                SIX MONTHS ENDED
                                                 APRIL 30, 2003          YEAR ENDED
    CLASS C                                       (UNAUDITED)         OCTOBER 31, 2002
    ------------------------------------------------------------------------------------
    Sales                                               241,381             1,418,328
    Redemptions                                        (363,173)             (655,178)
    ------------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                            (121,792)              763,150
    ------------------------------------------------------------------------------------

                                                SIX MONTHS ENDED
                                                 APRIL 30, 2003          YEAR ENDED
    CLASS D                                      (UNAUDITED)(1)       OCTOBER 31, 2002
    ------------------------------------------------------------------------------------
    Sales                                                15,227                95,086
    Redemptions                                        (149,232)              (35,433)
    ------------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                            (134,005)               59,653
    ------------------------------------------------------------------------------------

                                                SIX MONTHS ENDED
                                                 APRIL 30, 2003          YEAR ENDED
    CLASS I                                      (UNAUDITED)(1)       OCTOBER 31, 2002
    ------------------------------------------------------------------------------------
    Sales                                                   56                   462
    Redemptions                                         (1,087)                 (253)
    ------------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                             (1,031)                  209
    ------------------------------------------------------------------------------------

 (1) Offerings of Class D and Class I shares were discontinued during the six months ended April 30, 2003 (see Note 1).

4 Transactions with Affiliates
-------------------------------------------
   The administration fee is earned by Eaton Vance Management (EVM) as compensation for managing and administering the business affairs of the Fund. Under the administration agreement, EVM earns a fee in the amount of 0.15% per annum of average daily net assets of the Fund. For the six months ended April 30, 2003, the administration fee amounted to $25,744. To reduce the net investment loss of the Fund, EVM was allocated $54,969 of the Fund's operating expenses for the six months ended April 30, 2003. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Effective August 1, 2002, EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended April 30, 2003, no significant amounts have been accrued or paid.

   Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. Trustees of the Fund that are not affiliated with EVM or BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2003, no significant amounts have been deferred.

EATON VANCE TAX-MANAGED SMALL-CAP GROWTH FUND 1. 2 AS OF APRIL 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $3,246 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2003.

   Certain officers and Trustees of the Fund and Portfolio are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan) and Class D shares (Class D Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B,
   Class C and Class D Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B, Class C and Class D shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the Class B , Class C and Class D shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $34,141, $43,413, and $2,757 for Class B, Class C, and Class D shares, respectively, to or payable to EVD for the six months ended
   April 30, 2003, representing 0.75% (annualized) of the average daily net assets for Class B, Class C, and Class D shares, respectively. At April 30, 2003, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $758,000 and $1,151,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in the amount of 0.25% (annualized) of the Fund's average daily net assets attributable to Class A, Class B, Class C and Class D shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended April 30, 2003 amounted to $16,114, $11,380, $14,471, and $919 for Class A, Class B,
   Class C, and Class D shares, respectively.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B and Class D shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending upon the circumstances of the purchase). The Class B and Class D CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point in each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase.

   No CDSC is levied on shares which have been sold to EVM, its affiliates, or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B, Class C and Class D Plans, respectively (see Note 5). CDSC assessed on Class B, Class C and Class D shares when no Uncovered Distribution Charges exist for the respective class will be credited to the Fund. EVD received approximately $14, $29,000, $3,200, and $3,500 of CDSC paid by shareholders for Class A shares, Class B shares, Class C shares, and Class D shares, respectively, for the six months ended April 30, 2003.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio for the six months ended April 30, 2003, aggregated $5,299,070 and $8,062,973, respectively.

TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO AS OF APRIL 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 93.6%

SECURITY                                  SHARES    VALUE
----------------------------------------------------------------
Banks -- 0.9%
----------------------------------------------------------------
Corus Bankshares, Inc.                     40,400   $  1,741,644
----------------------------------------------------------------
                                                    $  1,741,644
----------------------------------------------------------------
Broadcasting and Radio -- 4.9%
----------------------------------------------------------------
Cox Radio, Inc. Class A(1)                 50,000   $  1,140,500
Cumulus Media, Inc.(1)                    152,000      2,620,480
Entercom Communications Corp.(1)           67,000      3,255,530
Lin TV Corp., Class A(1)                  109,000      2,606,190
----------------------------------------------------------------
                                                    $  9,622,700
----------------------------------------------------------------
Business Services -- 10.5%
----------------------------------------------------------------
Alliance Data Systems Corp.(1)             55,700   $  1,169,700
Arbitron, Inc.(1)                          41,000      1,396,460
BearingPoint, Inc.(1)                     311,200      2,542,504
Fair Isaac Corp.                           48,700      2,536,296
FileNET Corp.(1)                          123,000      1,892,970
Hewitt Associates, Inc., Class A(1)        59,300      1,643,203
Insight Enterprises, Inc.(1)               74,000        557,960
Iron Mountain, Inc.(1)                     44,800      1,785,280
Kroll, Inc.(1)                             61,000      1,360,300
Portfolio Recovery Associates, Inc.(1)      9,600        261,984
Resources Connection, Inc.(1)              70,000      1,526,000
The Corporate Executive Board Co.(1)       79,000      3,238,210
WCI Communities, Inc.(1)                   43,000        594,690
----------------------------------------------------------------
                                                    $ 20,505,557
----------------------------------------------------------------
Computer Services -- 4.6%
----------------------------------------------------------------
Acxiom Corp.(1)                           174,000   $  2,429,040
BISYS Group, Inc. (The)(1)                 95,000      1,603,600
CACI International, Inc.(1)                66,000      2,305,380
Cognizant Technology Solutions Corp.(1)    26,000        466,960
NetScreen Technologies, Inc.(1)           105,000      2,129,400
----------------------------------------------------------------
                                                    $  8,934,380
----------------------------------------------------------------
Computer Software -- 4.7%
----------------------------------------------------------------
J.D. Edwards & Co.(1)                     135,300   $  1,620,894
Kronos, Inc.(1)                            39,000      1,779,180
Magma Design Automation, Inc.(1)           25,000        375,000
National Instruments Corp.(1)              60,000      1,924,800
SECURITY                                  SHARES    VALUE
----------------------------------------------------------------

Computer Software (continued)
----------------------------------------------------------------
SERENA Software, Inc.(1)                  163,000   $  2,568,880
Verint Systems, Inc.(1)                    45,500        894,120
----------------------------------------------------------------
                                                    $  9,162,874
----------------------------------------------------------------
Computers - Integrated Systems -- 1.2%
----------------------------------------------------------------
McDATA Corp., Class A(1)                  220,000   $  2,327,600
----------------------------------------------------------------
                                                    $  2,327,600
----------------------------------------------------------------
Electronics - Instruments and Controls -- 2.1%
----------------------------------------------------------------
FLIR Systems, Inc.(1)                      38,000   $  1,979,040
Garmin, Ltd.(1)                            51,000      2,161,380
----------------------------------------------------------------
                                                    $  4,140,420
----------------------------------------------------------------
Electronics - Semiconductor Equipment -- 2.0%
----------------------------------------------------------------
Cymer, Inc.(1)                             39,000   $  1,113,450
Varian Semiconductor Equipment
Associates, Inc.(1)                       117,000      2,696,850
----------------------------------------------------------------
                                                    $  3,810,300
----------------------------------------------------------------
Electronics - Semiconductors -- 3.6%
----------------------------------------------------------------
Exar Corp.(1)                              75,000   $  1,106,250
Integrated Circuit Systems, Inc.(1)        59,000      1,281,480
Lam Research Corp.(1)                     130,000      1,888,900
Micrel, Inc.(1)                            44,000        515,240
PMC-Sierra, Inc.(1)                        60,000        495,000
Silicon Laboratories, Inc.(1)              38,000      1,081,100
Zoran Corp.(1)                             39,200        697,368
----------------------------------------------------------------
                                                    $  7,065,338
----------------------------------------------------------------
Finance - Investment Management -- 1.3%
----------------------------------------------------------------
Waddell & Reed Financial, Inc., Class A   130,000   $  2,600,000
----------------------------------------------------------------
                                                    $  2,600,000
----------------------------------------------------------------
Financial Services -- 1.8%
----------------------------------------------------------------
Digital Insight Corp.(1)                   30,000   $    484,800
IndyMac Bancorp, Inc.                      75,000      1,671,000
WSFS Financial Corp.                       38,000      1,307,200
----------------------------------------------------------------
                                                    $  3,463,000
----------------------------------------------------------------
Food - Wholesale / Distribution -- 2.1%
----------------------------------------------------------------
American Italian Pasta Co., Class A(1)     65,400   $  2,884,140

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO AS OF APRIL 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES    VALUE
----------------------------------------------------------------

Food - Wholesale / Distribution (continued)
----------------------------------------------------------------
Performance Food Group Co.(1)              33,100   $  1,161,148
----------------------------------------------------------------
                                                    $  4,045,288
----------------------------------------------------------------
Health Services -- 3.0%
----------------------------------------------------------------
American Healthways, Inc.(1)               45,000   $  1,111,050
IDX Systems Corp.(1)                       62,000        909,540
Pharmaceutical Product Development,
Inc.(1)                                    33,400        874,078
Renal Care Group, Inc.(1)                  75,000      2,430,000
Select Medical Corp.(1)                    28,000        473,760
----------------------------------------------------------------
                                                    $  5,798,428
----------------------------------------------------------------
Internet - Network Security / Solutions -- 1.0%
----------------------------------------------------------------
Check Point Software Technologies,
Ltd.(1)(2)                                 73,700   $  1,159,301
Network Associates, Inc.(1)                63,100        721,233
----------------------------------------------------------------
                                                    $  1,880,534
----------------------------------------------------------------
Internet - Software -- 2.3%
----------------------------------------------------------------
Embarcadero Technologies, Inc.(1)         210,300   $  1,442,658
Manhattan Associates, Inc.(1)              78,100      1,889,239
TIBCO Software, Inc.(1)                   210,000      1,035,300
----------------------------------------------------------------
                                                    $  4,367,197
----------------------------------------------------------------
Manufacturing -- 1.3%
----------------------------------------------------------------
Roper Industries, Inc.                     80,000   $  2,447,200
----------------------------------------------------------------
                                                    $  2,447,200
----------------------------------------------------------------
Media - Newspapers -- 1.8%
----------------------------------------------------------------
The McClatchy Co.                          59,000   $  3,457,400
----------------------------------------------------------------
                                                    $  3,457,400
----------------------------------------------------------------
Medical - Biomed / Genetics -- 1.6%
----------------------------------------------------------------
Cambridge Antibody Technology Group
PLC(1)                                     24,000   $    157,022
Connetics Corp.(1)                         60,000      1,013,400
Invitrogen Corp.(1)                        10,000        327,000
Martek Biosciences Corp.(1)                34,800      1,184,244
QIAGEN NV(1)(2)                            65,000        410,150
----------------------------------------------------------------
                                                    $  3,091,816
----------------------------------------------------------------
Medical - Drug / Diversified -- 4.3%
----------------------------------------------------------------
Andrx Corp.(1)                             75,000   $  1,210,500
SECURITY                                  SHARES    VALUE
----------------------------------------------------------------

Medical - Drug / Diversified (continued)
----------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc.(1)     75,000   $  1,239,000
Inspire Pharmaceuticals, Inc.(1)           71,000      1,036,600
Inverness Medical Innovation, Inc.(1)      40,000        740,000
Neurocrine Biosciences, Inc.(1)            24,000      1,086,000
Sepracor, Inc.(1)                          30,000        574,500
Taro Pharmaceutical Industries
Ltd.(1)(2)                                 48,900      2,237,664
Vertex Pharmaceuticals, Inc.(1)            15,000        181,050
----------------------------------------------------------------
                                                    $  8,305,314
----------------------------------------------------------------
Medical - Hospitals -- 1.5%
----------------------------------------------------------------
Amsurg Corp.(1)                            63,000   $  1,636,110
United Surgical Partners International,
Inc.(1)                                    72,000      1,334,160
----------------------------------------------------------------
                                                    $  2,970,270
----------------------------------------------------------------
Medical Products -- 2.8%
----------------------------------------------------------------
Possis Medical, Inc.(1)                    20,000   $    384,000
Respironics, Inc.(1)                       76,000      2,919,920
Thoratec Laboratories Corp.(1)            154,944      2,130,480
----------------------------------------------------------------
                                                    $  5,434,400
----------------------------------------------------------------
Metals - Industrial -- 0.0%
----------------------------------------------------------------
AMT International Mining Corp.(1)(2)(3)   817,200   $          0
Formation Capital Corp.(1)(2)(4)          400,000         41,841
----------------------------------------------------------------
                                                    $     41,841
----------------------------------------------------------------
Mining - Gold -- 0.1%
----------------------------------------------------------------
QGX Ltd.(1)(2)                            275,000   $    201,360
----------------------------------------------------------------
                                                    $    201,360
----------------------------------------------------------------
Oil and Gas - Exploration and Production -- 5.5%
----------------------------------------------------------------
FMC Technologies, Inc.(1)                  51,000   $    959,820
Hydril Co.(1)                              48,000      1,142,880
Newfield Exploration Co.(1)                40,400      1,389,356
Noble Energy, Inc.                         37,100      1,231,720
Quicksilver Resources, Inc.(1)             55,000      1,271,600
Rowan Cos., Inc.                           65,000      1,332,500
Spinnaker Exploration Co.(1)               29,000        620,600
W-H Energy Services, Inc.(1)               60,000      1,080,000
XTO Energy, Inc.                           86,133      1,679,593
----------------------------------------------------------------
                                                    $ 10,708,069
----------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO AS OF APRIL 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES    VALUE
----------------------------------------------------------------
Oil and Gas - Field Services -- 0.9%
----------------------------------------------------------------
Varco International, Inc.(1)              104,025   $  1,829,800
----------------------------------------------------------------
                                                    $  1,829,800
----------------------------------------------------------------
Publishing -- 1.2%
----------------------------------------------------------------
Lee Enterprises, Inc.                      67,000   $  2,403,290
----------------------------------------------------------------
                                                    $  2,403,290
----------------------------------------------------------------
Retail -- 0.3%
----------------------------------------------------------------
Tractor Supply Co.(1)                      15,000   $    635,250
----------------------------------------------------------------
                                                    $    635,250
----------------------------------------------------------------
Retail - Apparel / Shoe -- 1.2%
----------------------------------------------------------------
AnnTaylor Stores Corp.(1)                  99,000   $  2,342,340
----------------------------------------------------------------
                                                    $  2,342,340
----------------------------------------------------------------
Retail - Auto Parts -- 0.7%
----------------------------------------------------------------
Advance Auto Parts, Inc.(1)                26,000   $  1,293,240
----------------------------------------------------------------
                                                    $  1,293,240
----------------------------------------------------------------
Retail - Restaurants -- 6.6%
----------------------------------------------------------------
Applebee's International, Inc.            115,500   $  3,164,700
California Pizza Kitchen, Inc.(1)          50,000      1,008,000
Cheesecake Factory, Inc. (The)(1)          32,000      1,010,880
Krispy Kreme Doughnuts, Inc.(1)            60,000      1,948,800
P.F. Chang's China Bistro, Inc.(1)         59,700      2,501,430
Panera Bread Co., Class A(1)               33,200      1,129,796
Sonic Corp.(1)                             79,150      2,137,842
----------------------------------------------------------------
                                                    $ 12,901,448
----------------------------------------------------------------
Retail - Specialty and Apparel -- 6.0%
----------------------------------------------------------------
99 Cents Only Stores(1)                    93,333   $  2,749,590
Abercrombie & Fitch Co. Class A(1)         80,000      2,630,400
Callaway Golf Co.                          84,000      1,170,120
Gildan Activewear, Inc., Class A(1)        50,000      1,379,500
Hollywood Entertainment Corp.(1)          135,000      2,396,250
Tweeter Home Entertainment Group,
Inc.(1)                                   225,000      1,296,000
----------------------------------------------------------------
                                                    $ 11,621,860
----------------------------------------------------------------
SECURITY                                  SHARES    VALUE
----------------------------------------------------------------
Retail - Super / Mini Markets -- 0.9%
----------------------------------------------------------------
Whole Foods Market, Inc.(1)                29,900   $  1,774,864
----------------------------------------------------------------
                                                    $  1,774,864
----------------------------------------------------------------
Schools -- 2.3%
----------------------------------------------------------------
Career Education Corp.(1)                  48,700   $  2,928,331
Corinthian Colleges, Inc.(1)               25,000      1,144,750
Sylvan Learning Systems, Inc.(1)           28,000        491,120
----------------------------------------------------------------
                                                    $  4,564,201
----------------------------------------------------------------
Specialty Chemicals and Materials -- 1.9%
----------------------------------------------------------------
Airgas, Inc.(1)                           114,000   $  2,306,220
Pall Corp.                                 65,000      1,372,800
----------------------------------------------------------------
                                                    $  3,679,020
----------------------------------------------------------------
Staffing -- 0.0%
----------------------------------------------------------------
Heidrick and Struggles International,
Inc.(1)                                     1,200   $     17,004
----------------------------------------------------------------
                                                    $     17,004
----------------------------------------------------------------
Technology - Information Services -- 1.4%
----------------------------------------------------------------
Documentum, Inc.(1)                        85,000   $  1,563,150
Macrovision Corp.(1)                       70,000      1,236,900
----------------------------------------------------------------
                                                    $  2,800,050
----------------------------------------------------------------
Telecommunications - Equipment -- 0.6%
----------------------------------------------------------------
Newport Corp.(1)                           91,000   $  1,175,811
----------------------------------------------------------------
                                                    $  1,175,811
----------------------------------------------------------------
Telecommunications - Services -- 0.6%
----------------------------------------------------------------
Western Wireless Corp., Class A(1)        175,000   $  1,071,000
----------------------------------------------------------------
                                                    $  1,071,000
----------------------------------------------------------------
Transportation - Truck -- 2.2%
----------------------------------------------------------------
Knight Transportation, Inc.(1)            102,800   $  2,477,480
Swift Transportation Co., Inc.(1)         102,700      1,860,924
----------------------------------------------------------------
                                                    $  4,338,404
----------------------------------------------------------------
Waste Disposal -- 1.9%
----------------------------------------------------------------
Stericycle, Inc.(1)                        68,000   $  2,671,720

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO AS OF APRIL 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES    VALUE
----------------------------------------------------------------

Waste Disposal (continued)
----------------------------------------------------------------
Waste Connections, Inc.(1)                 29,000   $    975,560
----------------------------------------------------------------
                                                    $  3,647,280
----------------------------------------------------------------
Total Common Stocks
   (identified cost $150,459,534)                   $182,217,792
----------------------------------------------------------------

PRIVATE PLACEMENTS AND SPECIAL WARRANTS -- 0.1%

SECURITY                                  SHARES    VALUE
----------------------------------------------------------------
Metals - Gold -- 0.1%
----------------------------------------------------------------
Nevada Pacific Mining Co.(1)(3)(4)         80,000   $     56,000
Western Exploration and Development,
Ltd.(1)(3)(4)                             600,000        180,000
----------------------------------------------------------------
                                                    $    236,000
----------------------------------------------------------------
Total Private Placements and Special Warrants
   (identified cost $560,000)                       $    236,000
----------------------------------------------------------------

COMMERCIAL PAPER -- 6.3%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)   VALUE
------------------------------------------------------------------------
Corporate Asset Funding, 1.25%, 5/9/03      $     3,000     $  2,999,167
G.E. Capital Corp., 1.36%, 5/1/03                 5,392        5,392,000
Quincy Capital Corp., 1.265%, 5/6/03              3,779        3,778,336
------------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $12,169,503)                         $ 12,169,503
------------------------------------------------------------------------
Total Investments -- 100.0%
   (identified cost $163,189,037)                           $194,623,295
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.0%                      $     80,269
------------------------------------------------------------------------
Net Assets -- 100.0%                                        $194,703,564
------------------------------------------------------------------------

 (1)  Non-income producing security.
 (2)  Foreign security.
 (3) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
 (4)  Restricted security.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO AS OF APRIL 30, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2003
Assets
------------------------------------------------------
Investments, at value
   (identified cost, $163,189,037)        $194,623,295
Receivable for investments sold              3,070,818
Dividends receivable                            23,088
Prepaid expenses                                   480
------------------------------------------------------
TOTAL ASSETS                              $197,717,681
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for investments purchased         $  2,972,096
Payable to affiliate for Trustees' fees          1,024
Accrued expenses & other liabilities            40,997
------------------------------------------------------
TOTAL LIABILITIES                         $  3,014,117
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $194,703,564
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $163,269,306
Net unrealized appreciation (computed on
   the basis of identified cost)            31,434,258
------------------------------------------------------
TOTAL                                     $194,703,564
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
APRIL 30, 2003
Investment Income
-----------------------------------------------------
Dividends                                 $   115,989
Interest                                       84,936
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $   200,925
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $   615,156
Trustees' fees and expenses                     5,819
Custodian fee                                  85,834
Legal and accounting services                  22,428
Miscellaneous                                     990
-----------------------------------------------------
TOTAL EXPENSES                            $   730,227
-----------------------------------------------------

NET INVESTMENT LOSS                       $  (529,302)
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(8,234,508)
-----------------------------------------------------
NET REALIZED LOSS                         $(8,234,508)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $15,112,569
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $15,112,569
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $ 6,878,061
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 6,348,759
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO AS OF APRIL 30, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       APRIL 30, 2003    YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       OCTOBER 31, 2002
----------------------------------------------------------------------------
From operations --
   Net investment loss                    $       (529,302) $     (1,383,543)
   Net realized loss                            (8,234,508)      (70,962,475)
   Net change in unrealized appreciation
      (depreciation)                            15,112,569         7,866,744
----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $      6,348,759  $    (64,479,274)
----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $     13,966,222  $     60,630,989
   Withdrawals                                 (34,685,745)      (94,915,340)
----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $    (20,719,523) $    (34,284,351)
----------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $    (14,370,764) $    (98,763,625)
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of period                    $    209,074,328  $    307,837,953
----------------------------------------------------------------------------
AT END OF PERIOD                          $    194,703,564  $    209,074,328
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO AS OF APRIL 30, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED     YEAR ENDED OCTOBER 31,
                                  APRIL 30, 2003      ------------------------
                                  (UNAUDITED)           2002         2001(1)
------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.74%(2)        0.73%         0.70%(2)
   Expenses after custodian
      fee reduction                       0.74%(2)        0.73%         0.68%(2)
   Net investment loss                   (0.54)%(2)      (0.49)%       (0.48)%(2)
Portfolio Turnover                          61%            131%           38%
------------------------------------------------------------------------------
TOTAL RETURN(3)                           3.51%         (22.16)%          --
------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $194,704        $209,074      $307,838
------------------------------------------------------------------------------

 (1) For the period from the start of business, March 1, 2001, to October 31, 2001.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO AS OF APRIL 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Tax-Managed Small-Cap Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on June 22, 1998, seeks to achieve long-term after-tax returns by investing in a diversified portfolio of equity securities of emerging growth companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2003, the Eaton Vance Tax-Managed Small-Cap Growth Fund 1.2 held an approximate 17.8% interest in the Portfolio and one other investor owned an interest greater than 10% that equaled 73.9%. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since the Portfolio's investors include regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Financial Futures Contracts -- Upon entering a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (variation margin) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Foreign Currency Translation -- Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO AS OF APRIL 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 G Securities Sold Short -- The Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security exchangeable for an equal amount of the security sold short in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers on the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked-to-market on a daily basis and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

 H Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 I Other -- Investment transactions are accounted for on a trade-date basis.
 J Interim Financial Statements -- The interim financial statements relating to
   April 30, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. BMR receives a monthly advisory fee in the amount of 5/96th of 1% (equal to 0.625% annually) of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended April 30, 2003, the advisory fee amounted to $615,156. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2003, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $113,725,537 and $137,024,973, respectively, for the six months ended April 30, 2003.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2003, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $151,019,534
    ------------------------------------------------------
    Gross unrealized appreciation             $ 35,252,562
    Gross unrealized depreciation               (3,818,304)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 31,434,258
    ------------------------------------------------------

5 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and

TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO AS OF APRIL 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at April 30, 2003.

6 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2003.

7 Restricted Securities
-------------------------------------------
   At April 30, 2003, the Portfolio owned the following securities (representing 0.14% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The fair value is determined using methods determined in good faith by or at the direction of the Trustees.

                                                DATE OF
    DESCRIPTION                               ACQUISITION    SHARES      COST    FAIR VALUE
    ---------------------------------------------------------------------------------------
    COMMON STOCKS
    ---------------------------------------------------------------------------------------
    Formation Capital Corp.                     12/21/98      400,000  $ 88,260   $ 41,841
    ---------------------------------------------------------------------------------------
                                                                       $ 88,260   $ 41,841
    ---------------------------------------------------------------------------------------
    PRIVATE PLACEMENTS AND SPECIAL WARRANTS
    ---------------------------------------------------------------------------------------
    Nevada Pacific Mining Co.                   12/21/98       80,000  $ 80,000   $ 56,000
    Western Exploration and Development,
     Ltd.                                       12/21/98      600,000   480,000    180,000
    ---------------------------------------------------------------------------------------
                                                                       $560,000   $236,000
    ---------------------------------------------------------------------------------------

INVESTMENT MANAGEMENT

EATON VANCE TAX-MANAGED SMALL-CAP GROWTH FUND 1.2

Officers

Thomas E. Faust Jr.
President

William H. Ahern, Jr.
Vice President

Thomas J. Fetter
Vice President

Michael R. Mach
Vice President

Robert B. MacIntosh
Vice President

Duncan W. Richardson
Vice President

Walter A. Row, III
Vice President

Judith A. Saryan
Vice President

Susan M. Schiff
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz

Donald R. Dwight

James B. Hawkes

Samuel L. Hayes, III

William H. Park

Norton H. Reamer

Lynn A. Stout

TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO

Officers

Duncan W. Richardson
President

Toni Y. Shimara
Vice President and
Portfolio Manager

Michelle A. Alexander
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz

Donald R. Dwight

James B. Hawkes

Samuel L. Hayes, III

William H. Park

Norton H. Reamer

Lynn A. Stout

INVESTMENT ADVISER OF TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO
Boston Management and Research
The Eaton Vance Building
255 State Street
Boston, MA 02109


ADMINISTRATOR OF EATON VANCE TAX-MANAGED SMALL-CAP GROWTH FUND 1.2 Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA02109


PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

                                 EATON VANCE FUNDS
                              EATON VANCE MANAGEMENT
                          BOSTON MANAGEMENT AND RESEARCH
                          EATON VANCE DISTRIBUTORS, INC.

                                  PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

For more information about Eaton Vance's privacy policies, call: 1-800-262-1122


EATON VANCE TAX-MANAGED SMALL-CAP GROWTH FUND 1.2
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

      This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.

1087-6/03                                                              MGSRC1.2

ITEM 2. CODE OF ETHICS

Not Required in Filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEMS 5-6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Required in Filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a) and (b) Exhibit is attached to Filing.

(c) Exhibit is attached to Filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:      /s/ Thomas E. Faust Jr.
         -----------------------
         Thomas E. Faust Jr.
         President

Date:    June 18, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ James L. O'Connor
         ---------------------
         James L. O'Connor
         Treasurer

Date:    June 18, 2003


By:      /s/ Thomas E. Faust Jr.
         -----------------------
         Thomas E. Faust Jr.
         President

Date:    June 18, 2003